Stockholders' and Members' Equity, Initial Public Offering and Organizational Transactions (Q3) (Details) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 11, 2020 USD ($) Vote $ / shares shares	Jun. 30, 2020 $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Sep. 30, 2019 USD ($) $ / shares shares	Feb. 10, 2020 shares	Apr. 03, 2019 $ / shares shares
Initial Public Offering and Organizational Transactions [Abstract]
Common stock, shares authorized (in shares)					1,000		1,000
Common stock, par value (in dollars per share) | $ / shares					$ 0.01		$ 0.01
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000	1,000,000		1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Proceeds from initial public offering | $			$ 59,234	$ 0
Common stock, shares outstanding (in shares)					1,000		1,000
Fees paid | $			5,217	$ 0
Initial Public Offering [Member]
Initial Public Offering and Organizational Transactions [Abstract]
Offering cost | $			$ 6,400		$ 2,600
Fees paid | $					$ 1,100
Class A Common Stock [Member]
Initial Public Offering and Organizational Transactions [Abstract]
Common stock, shares authorized (in shares)	40,000,000	40,000,000	40,000,000		40,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Preferred stock, shares authorized (in shares)		1,000,000	1,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01
Voting rights issued for each share of common stock | Vote	1
Common stock, shares outstanding (in shares)		6,087,906	6,087,906		0	0
Class A Common Stock [Member] | Legacy Owners [Member]
Initial Public Offering and Organizational Transactions [Abstract]
Number of shares issued for each unit redeemed (in shares)	780,213		780,213
Class A Common Stock [Member] | Initial Public Offering [Member]
Initial Public Offering and Organizational Transactions [Abstract]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Number of shares issued (in shares)	5,307,693
Number of shares issued on exercise of options (in shares)	692,308
Offering price of shares (in dollars per share) | $ / shares	$ 12.00
Proceeds from initial public offering | $	$ 59,200
Common stock, shares outstanding (in shares)		6,100,000	6,100,000
Class A Common Stock [Member] | Maximum [Member] | Initial Public Offering [Member]
Initial Public Offering and Organizational Transactions [Abstract]
Number of shares issued on exercise of options (in shares)	692,308
Class B Common Stock [Member]
Initial Public Offering and Organizational Transactions [Abstract]
Common stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000		10,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Voting rights issued for each share of common stock | Vote	1
Common stock, shares outstanding (in shares)		8,462,392	8,462,392		0	0
Class B Common Stock [Member] | Initial Public Offering [Member]
Initial Public Offering and Organizational Transactions [Abstract]
Number of shares issued (in shares)	8,500,000
Number of shares issued on exercise of options (in shares)		0
Common stock, shares outstanding (in shares)		8,500,000	8,500,000